18. RELATED-PARTY BALANCES AND TRANSACTIONS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Related party revenues	R$ 880,145	R$ 878,992	R$ 786,969
Related party expenses	(1,176,930)	(1,099,851)	(1,099,820)
Foreign exchange and monetary variation, net		(18,398)
Related party transactions, net	(235,236)	(181,478)	(314,392)
Purchases
Disclosure of transactions between related parties [line items]
Related party expenses	(1,176,930)	(1,099,851)	(1,103,428)
Interest
Disclosure of transactions between related parties [line items]
Related party expenses		(3,185)	(1,333)
Sales
Disclosure of transactions between related parties [line items]
Related party revenues	880,145	878,992	725,285
Interest
Disclosure of transactions between related parties [line items]
Related party revenues	R$ 61,549	R$ 60,964	R$ 65,084